Intangible Assets - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible asset, discontinued operation	$ 5,000,000	$ 2,100,000	$ 1,700,000
Weighted average remaining amortization period for the amortizable intangible assets	11 years 8 months 12 days
Estimated remaining amortization expense in 2014	4,200,000
Estimated remaining amortization expense in 2015	3,900,000
Estimated remaining amortization expense in 2016	3,600,000
Estimated remaining amortization expense in 2017	3,600,000
Estimated remaining amortization expense in 2018	3,500,000
Estimated remaining amortization expense, thereafter	21,300,000
Intangible Assets, excluding goodwill and in-process research and development	74,393,000	86,183,000
Goodwill	32,047,000	32,547,000	500,000
Discontinued Operations [Member]
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible asset, discontinued operation	700,000	900,000	900,000
D&R acquisition [Member]
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, period increase (decrease)	(3,803,000)
EMS segment [Member]
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, excluding goodwill and in-process research and development		5,000,000
Goodwill		500,000
Customer lists/relationships [Member]
Goodwill and Intangible Assets Disclosure [Abstract]
Weighted average remaining amortization period for the amortizable intangible assets	12 years 8 months 12 days
Intangible Assets, excluding goodwill and in-process research and development	51,804,000	63,774,000
Customer lists/relationships [Member] | D&R acquisition [Member]
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, period increase (decrease)	(6,228,000)
Other intangibles [Member]
Goodwill and Intangible Assets Disclosure [Abstract]
Weighted average remaining amortization period for the amortizable intangible assets	8 years 6 months
Intangible Assets, excluding goodwill and in-process research and development	12,270,000	12,090,000
Other intangibles [Member] | D&R acquisition [Member]
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, period increase (decrease)	10,255,000
In Process Research and Development [Member] | D&R acquisition [Member]
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, period increase (decrease)	$ 50,000